Class K Shares [Member] Expense Example - Class K - BlackRock Short Obligations Fund - Class K Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	$ 427